(LOGO)  Columbia Management  One Financial Center Boston MA 02111

                  January 3, 2003

                  Securities and Exchange Commission
                  450 Fifth Street, N.W.
                  Washington, DC  20549

                  Re: Liberty-Stein Roe Institutional Floating Rate Income Fund Registration File Nos.: 333-51742 and 811-08955

                  Ladies and Gentlemen:

                  Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated January 1, 2003, for Liberty -Stein Roe Institutional Floating Rate Income Fund does not differ from that contained in Post-Effective Amendment No. 4 (the Amendment) to the Trust's Registration Statement on Form N-2. The Amendment was filed electronically on December 23, 2002.

                  Please direct any questions or comments you may have with respect to the filing to the undersigned at 617-772-3465.

                  Sincerely,

                  LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

                  /s/Kevin Jacobs
                  Assistant Secretary